UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2004.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Chairman
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     January 19, 2005



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       73
Form 13F Information Table Value Total:	      337,102,000




			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      15,684     5,342   Sole   None
Walgreen Company                931422109      15,302   398,811   Sole   None
Fortune Brands                  349631101      12,616   163,458   Sole   None
Johnson & Johnson               478160104      12,355   194,815   Sole   None
PepsiCo, Inc.                   713448108      11,663   223,430   Sole   None
Intuit                          461202103      10,966   249,175   Sole   None
Home Depot                      437076102      10,397   243,257   Sole   None
Cendant                         151313103      10,394   444,557   Sole   None
Yum Brands Inc.                 895953107      10,195   216,092   Sole   None
Pfizer, Inc                     717081103       9,930   369,288   Sole   None
ConocoPhillips                  20825C104       9,921   114,263   Sole   None
Ace Ltd.                        004644100       9,653   225,800   Sole   None
United Technologies             913017109       9,348    90,453   Sole   None
American Standard               029712106       8,928   216,071   Sole   None
Patina Oil & Gas Corp.          703224105       8,543   227,813   Sole   None
Microsoft Corp.                 594918104       8,266   309,358   Sole   None
Triad Hospitals                 89579K109       8,199   220,331   Sole   None
Medtronic Inc.                  585055106       8,100   163,069   Sole   None
First Data                      319963104       7,980   187,578   Sole   None
Alliant Techsystems Inc.        018804104       7,772   118,879   Sole   None
General Electric                369604103       7,134   195,438   Sole   None
AutoZone			053332102	6,886	 75,408   Sole   None
Estee Lauder Company            518439104       6,685   146,053   Sole   None
Devon Energy Corp               25179M103       6,573   168,876   Sole   None
Alberto Culver Co.              013068101       6,538   134,612   Sole   None
Total SA ADR                    89151E109       6,342    57,736   Sole   None
Sysco Corporation               871829107       6,314   165,427   Sole   None
Comcast Corp.           A       200300200       6,291   191,560   Sole   None
GTECH Holdings Corp             400518106       6,241   240,498   Sole   None
Wells Fargo & Co.               949746101       6,014    96,758   Sole   None
Health Mgmt Assoc               421933102       5,973   262,909   Sole   None
Costco Wholesale Corp.          22160K105       5,847   120,781   Sole   None
Fair Isaac Inc.                 303250104       5,444   148,421   Sole   None
BP plc				055622104 	5,310	 90,919   Sole   None
Symantec Corp.                  871503108       4,626   179,583   Sole   None
Viacom Inc.             B       925524308       4,463   122,648   Sole   None
Berkshire Hathaway      A       084670108       2,989        34   Sole   None
Coach Inc.                      189754104       2,539    45,014   Sole   None
Doral Financial Corp.           25811P100       1,703    34,577   Sole   None
General Dynamics                369550108       1,676    16,024   Sole   None
Energizer Holdings Inc.         29266R108       1,652    33,253   Sole   None
Ball Corp                       058498106       1,520    34,561   Sole   None
RenaissanceRe Hldg.             G7496G103       1,412    27,119   Sole   None
Patterson Companies	        703412106       1,185    27,320   Sole   None
Pepsi Bottling Group            713409100       1,178    43,583   Sole   None
Helen of Troy Ltd.              G4388N106       1,147    34,125   Sole   None
Dollar Tree Stores Inc.         256747106       1,058    36,764   Sole   None
Apache Corp			037411105	1,051	 20,778   Sole   None
Carbo Ceramics			140781105	  980    14,205   Sole   None
Sunrise Assisted Living         86768K106         929    20,040   Sole   None
Advance Auto Parts              00751Y106         924    21,150   Sole   None
Thor Industries Inc.            885160101         924    24,931   Sole   None
Meritage Corp.                  59001A102         920     8,165   Sole   None
Varian Medical Systems Inc.     92220P105         868    20,085   Sole   None
Trex Co. Inc.			89531P105	  823	 15,695   Sole   None
Mine Safety Appliances Co.	602720104	  789	 15,565   Sole   None
Idexx Laboratories, Inc.	45168D104 	  751	 13,750	  Sole   None
Wendys International            950590109         744    18,948   Sole   None
Biomet, Inc                     090613100         662    15,261   Sole   None
Encore Acquisition Co.          29255W100         537    15,372   Sole   None
Cisco Systems                   17275R102         525    27,166   Sole   None
Mohawk Industries               608190104         506     5,547   Sole   None
Cognizant Tech Solutions Crp.	192446102	  492  	 11,623   Sole   None
Pulte Homes Inc.                745867101         483     7,571   Sole   None
Bio-Reference Lab Inc.          09057G602         455    26,160   Sole   None
American Healthways             02649V104         417    12,633   Sole   None
Ceradyne, Inc.			156710105	  414	  7,245   Sole   None
SFBC Intl			784121105	  407	 10,307   Sole   None
Zebra Technologies Corp.	989207105	  406     7,207   Sole   None
Yankee Candle                   984757104         389    11,728   Sole   None
Gilead Sciences                 375558103         371    10,616   Sole   None
Panera Bread Company            69840W108         365     9,062   Sole   None
MBST                            59500X108           0    13,506   Sole   None
